Pensions and Other Benefit Plans (Details 11) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012
Retirement Plans [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2012	$ 627
Projected future benefit payments, 2013	636
Projected future benefit payments, 2014	653
Projected future benefit payments, 2015	682
Projected future benefit payments, 2016	730
Projected future benefit payments, 2017-2020	4,475
Other benefit plans - gross [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2012	365
Projected future benefit payments, 2013	277
Projected future benefit payments, 2014	216
Projected future benefit payments, 2015	218
Projected future benefit payments, 2016	218
Projected future benefit payments, 2017-2020	1,112
Medicare rebates [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2012	(11)
Projected future benefit payments, 2013	0
Projected future benefit payments, 2014	0
Projected future benefit payments, 2015	0
Projected future benefit payments, 2016	0
Projected future benefit payments, 2017-2020	0
Other benefit plans - net [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Projected future benefit payments, 2012	354
Projected future benefit payments, 2013	277
Projected future benefit payments, 2014	216
Projected future benefit payments, 2015	218
Projected future benefit payments, 2016	218
Projected future benefit payments, 2017-2020	$ 1,112